PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Net loss	$ (95,422)	$ (10,616)
U.S. Federal
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Net loss	(94,232)
Foreign Tax Jurisdiction
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Net loss	$ (1,190)